Related party transactions (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2018 CNY (¥)
Related Party Transaction
Interest expenses	¥ 2,567
Beijing Jingjing Medical Equipment Co., Ltd. | Purchase of raw materials and machineries
Related Party Transaction
Purchases	19,419
China Bright Group Co. Limited | Purchase of raw materials
Related Party Transaction
Purchases	18,759
Golden Meditech (S) Pte Ltd. | Consultancy expenses
Related Party Transaction
Expenses incurred	¥ 4,481